Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2019 ARS ($)
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Convertible amount	$ 2,360,360